Share Capital and Premium (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 R / shares	Dec. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Share capital				$ 16,000,000		$ 16,000,000	$ 16,000,000
Balance at beginning of period	$ 7,171,000,000	$ 7,145,000,000	$ 7,145,000,000
Ordinary shares issued	23,000,000	16,000,000	26,000,000
Share premium	7,171,000,000	7,145,000,000	7,145,000,000	7,194,000,000		7,171,000,000	7,161,000,000
Redeemable preference shares held within the group				(53,000,000)		(53,000,000)	(53,000,000)
Balance at end of period	$ 7,194,000,000	$ 7,161,000,000	$ 7,171,000,000
Share premium, net of treasury shares				7,141,000,000		7,118,000,000	7,108,000,000
Share capital and premium				$ 7,157,000,000		7,134,000,000	7,124,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				600,000,000
Par value per share | R / shares					R 0.25
Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				2,000,000
Par value per share | R / shares					0.50
Number of shares issued and fully paid | shares				2,000,000
Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				5,000,000
Par value per share | R / shares					0.01
Number of shares issued and fully paid | shares				778,896
Series A and B redeemable preference shares
Disclosure of classes of share capital [line items]
Treasury shares held within the group | shares				2,778,896
Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares				30,000,000
Par value per share | R / shares					0
Authorised
Disclosure of classes of share capital [line items]
Share capital				$ 23,000,000		23,000,000	23,000,000
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital				23,000,000		23,000,000	23,000,000
Authorised | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Authorised | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Authorised | Series C redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital				16,000,000		16,000,000	16,000,000
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital				$ 16,000,000		$ 16,000,000	$ 16,000,000
Par value per share | R / shares					R 0.25
Number of shares issued and fully paid | shares				411,611,313		410,054,615	409,361,419
Issued and fully paid | Series A redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				$ 0		$ 0	$ 0
Issued and fully paid | Series B redeemable preferred shares
Disclosure of classes of share capital [line items]
Share capital				0		0	0
Treasury shares held within the group
Disclosure of classes of share capital [line items]
Share capital				$ 0		$ 0	$ 0